Non-Recourse Property Debt and Credit Agreement (Details 1) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Debt Instrument [Line Items]
Principal outstanding	$ 4,688,447	$ 4,772,774
Total Property Loans
Debt Instrument [Line Items]
Principal outstanding	4,458,401	4,501,115
Fixed Rate Property Loans
Debt Instrument [Line Items]
Debt, Weighted Average Interest Rate	5.58%
Principal outstanding	4,434,363	4,472,385
Variable Rate Property Loans
Debt Instrument [Line Items]
Debt, Weighted Average Interest Rate	2.93%
Principal outstanding	$ 24,038	$ 28,730